Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information
Entity Registrant Name	U.S. Rare Earths, Inc
Entity Central Index Key	0001098881
Document Type	S-1/A
Pre-Effective Amendment Number	7
Document Period End Date	Sep. 30, 2014
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations
Entity Filer Category	Smaller Reporting Company